Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt
Schedule outstanding principal balances on each loan facility

	As at
	June 30, 2021	December 31, 2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	60,824,023	88,503,292
Nordea/SEB Revolving Facility	15,000,000	39,237,241
ABN/CACIB Joint Bank Facility	54,231,840	57,124,104
ABN AMRO Revolving Facility	6,116,243	14,394,250
IYO Bank Facility	9,200,000	10,000,000
Total debt	145,372,106	213,883,887
Deferred finance fees	(2,292,947)	(3,372,923)
Net total debt	143,079,159	210,510,964
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(784,150)	(1,049,840)
Total current portion of long-term debt	15,050,339	22,456,396
Non-current portion of long-term debt	128,028,820	188,054,568

Schedule of future minimum repayments under the loan facilities

As at
June 30, 2021
2021 (1)	7,917,245
2022	21,950,733
2023	15,834,489
2024	96,069,639
2025	3,600,000
145,372,106
(1)Six-month period ending December 31, 2021